SHARE-BASED COMPENSATION (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Number of Options
Outstanding	344,190
Forfeited	(47,070)
Outstanding at December 31, 2013	297,120
Weighted average exercise price
Outstanding	$ 1.197
Forfeited	$ 1.283
Outstanding at December 31, 2013	$ 1.087
Weighted average remaining contractual term
Outstanding at December 31, 2013	2 years 7 months 24 days
Aggregate intrinsic value
Outstanding at December 31, 2013